Post-Employment Benefits - Summary of Defined Benefit Contribution (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	R$ 50
Contributions made	50	R$ 53
Pension plan - FIU [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	47
Contributions made	45	45
Pension plan - FUNBEP [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Estimated contribution	3
Contributions made	R$ 5	R$ 8